Consolidated balance sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	30,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	250,000,000	13,800,000
Common stock, shares issued	45,276,137	34,493
Common stock, shares outstanding	45,276,137	34,493
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	0	200,000
Convertible preferred stock, shares issued	0	135,041
Convertible preferred stock, shares outstanding	0	135,041
Convertible preferred stock, Liquidation Preference		$ 197,295